Commitments, Contingencies and Guarantees - Schedule of Product Warranty Liability Activity (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Beginning balances	$ 3,870	$ 1,937	$ 589	$ 116
Charged to cost of revenue	6,978	7,380	2,821	1,644
Settlements of warranty claims	(5,465)	(5,447)	(1,473)	(1,171)
Ending balances	$ 5,383	$ 3,870	$ 1,937	$ 589